Note 1 - Corporate Information and Group Structure (Details Textual)	Dec. 31, 2025 $ / shares shares
Corporate Information and Group Structure [line items]
Number of ordinary shares per share of ADS (in shares)	1
Ordinary shares [member]
Corporate Information and Group Structure [line items]
Number of shares authorised (in shares)	250,000,000
Number of shares outstanding (in shares)	89,648,056
Par value per share (in dollars per share) | $ / shares	$ 0.0002